Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Current and prior year tax losses	¥ 69,010	$ 9,818	¥ 45,483
Allowance for credit loss	230	33
Total deferred tax assets	69,240	9,851	45,483
Less: valuation allowance	(69,240)	(9,851)	(45,483)
Deferred tax assets, net